Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares issued	15,629	13,643	10,940
Common stock, shares outstanding	15,629	13,643	10,940